Consolidated Statements of Financial Position - JPY (¥)		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		¥ 217,345,000,000	¥ 256,978,000,000
Trade and other receivables		42,680,000,000	37,644,000,000
Other financial assets, current		20,117,000,000	15,915,000,000
Contract assets	[1]	241,000,000	339,000,000
Inventories		4,740,000,000	4,887,000,000
Other current assets		10,518,000,000	9,751,000,000
Total current assets		295,641,000,000	325,514,000,000
Non-current assets
Property and equipment		25,024,000,000	24,726,000,000
Right-of-use assets		54,337,000,000
Goodwill		17,651,000,000	17,095,000,000
Other intangible assets		7,801,000,000	5,298,000,000
Investments in associates and joint ventures		64,194,000,000	53,921,000,000
Other financial assets, non-current		51,737,000,000	42,287,000,000
Deferred tax assets		24,095,000,000	17,107,000,000
Other non-current assets		872,000,000	639,000,000
Total non-current assets		245,711,000,000	161,073,000,000
Total assets		541,352,000,000	486,587,000,000
Current liabilities
Trade and other payables		43,710,000,000	34,985,000,000
Other financial liabilities, current		44,826,000,000	36,726,000,000
Accrued expenses		23,462,000,000	18,405,000,000
Income tax payables		3,963,000,000	4,855,000,000
Lease liabilities, current		11,487,000,000
Contract liabilities		25,752,000,000	24,637,000,000
Provisions, current		3,221,000,000	2,581,000,000
Other current liabilities		5,238,000,000	1,037,000,000
Total current liabilities		161,659,000,000	123,226,000,000
Non-current liabilities
Corporate bonds		142,851,000,000	142,132,000,000
Other financial liabilities, non-current		362,000,000	527,000,000
Lease liabilities, non-current		45,150,000,000
Deferred tax liabilities		1,071,000,000	503,000,000
Provisions, non-current		4,528,000,000	3,309,000,000
Post-employment benefits		9,617,000,000	6,943,000,000
Other non-current liabilities		1,451,000,000	1,433,000,000
Total non-current liabilities		205,030,000,000	154,847,000,000
Total liabilities		366,689,000,000	278,073,000,000
Shareholders' equity
Share capital		96,737,000,000	96,064,000,000
Share premium		121,299,000,000	118,626,000,000
Treasury shares		(6,308,000,000)	(8,205,000,000)
Accumulated deficit		(53,524,000,000)	(5,556,000,000)
Accumulated other comprehensive income		(71,000,000)	(2,013,000,000)
Equity attributable to the shareholders of the Company		158,133,000,000	198,916,000,000
Non-controlling interests		16,530,000,000	9,598,000,000
Total shareholders' equity		174,663,000,000	208,514,000,000
Total liabilities and shareholders' equity		¥ 541,352,000,000	¥ 486,587,000,000

[1]	Contract assets mainly consist of transactions related to the advertising contracts in which the revenues from these transactions are recognized over time by measuring the progress towards completion of satisfaction of the performance obligation.